Schedule of Accounts Receivable (Details) - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Receivables [Abstract]
Accounts receivable, gross	$ 165,818	$ 458,104
Less: allowance for doubtful accounts
Accounts receivable, net	$ 165,818	$ 458,104